ACQUISITIONS - Schedule of purchase price allocations for India and China Wind (Details) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Jul. 08, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	$ (685)			$ (495)
Non-recourse borrowings	(9,573)			$ (8,696)
India Wind Portfolio
Disclosure of detailed information about business combination [line items]
Restricted cash			$ 14
Trade receivables and other current assets			14
Property, plant and equipment, at fair value			243
Current liabilities			(1)
Current portion of non-recourse borrowings			(12)
Financial instruments			(4)
Non-recourse borrowings			(158)
Deferred income tax liabilities			(8)
Other long-term liabilities			(9)
Fair value of net assets acquired			$ 79
China Wind Facility
Disclosure of detailed information about business combination [line items]
Restricted cash		$ 2
Trade receivables and other current assets		51
Property, plant and equipment, at fair value		307
Current liabilities		(23)
Current portion of non-recourse borrowings		(18)
Financial instruments		0
Non-recourse borrowings		(131)
Deferred income tax liabilities		(28)
Other long-term liabilities		0
Fair value of net assets acquired		$ 160
Acqusitions Completed In 2019
Disclosure of detailed information about business combination [line items]
Restricted cash	16
Trade receivables and other current assets	65
Property, plant and equipment, at fair value	550
Current liabilities	(24)
Current portion of non-recourse borrowings	(30)
Financial instruments	(4)
Non-recourse borrowings	(289)
Deferred income tax liabilities	(36)
Other long-term liabilities	(9)
Fair value of net assets acquired	$ 239